Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of Impacts of Adopting IFRS 9 on Equity (After-tax) (Detail) - Increase (decrease) due to application of IFRS 9 [member]
$ in Millions
Jan. 01, 2018 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassify equity securities from available-for-sale (AFS) to FVPL	$ 0.9
Retained earnings [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassify equity securities from available-for-sale (AFS) to FVPL	0.9
Other	(0.8)
Total impact of changes in accounting policy, January 1, 2018	0.1
Accumulated other comprehensive income (loss) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassify equity securities from available-for-sale (AFS) to FVPL	(0.9)
Total impact of changes in accounting policy, January 1, 2018	$ (0.9)